Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Gross carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 26,454	$ 28,494	$ 29,412